Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 437,163	$ 999,152		$ 117,696
Prepaid expenses		78,082	158,142		581,784
Total current assets		515,245	1,157,294		699,480
Cash/investments held in Trust Account		804,228,813	794,750,266		759,712,942
Total assets		804,744,058	795,907,560		760,412,422
Current liabilities:
Accounts payable and accrued expenses		6,458,295	3,695,499		338,004
PIPE with reduction right liability	[1]	19,399,127	18,253,010		0
Total current liabilities		25,857,422	21,948,509		338,004
Warrant liability		234,667	469,333		3,285,333
Deferred underwriting compensation		8,925,000	26,250,000		26,250,000
Total liabilities		35,017,089	48,667,842		29,873,337
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 75,000,000 and 75,000,000 shares at $10.72 and $10.60 redemption value at March 31, 2024 and December 31, 2023, respectively		804,128,813	794,650,266		756,862,942
Shareholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		0	0		0
Additional paid-in capital		0	0		0
Accumulated deficit		(34,403,719)	(47,412,423)		(26,325,732)
Accumulated other comprehensive income		96,700,000		$ 101,500,000
Total shareholders' deficit		(34,401,844)	(47,410,548)	(26,395,037)	(26,323,857)
Total liabilities and shareholders' deficit		804,744,058	795,907,560		760,412,422
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Current assets:
Cash		277,000,000		210,900,000
Accounts receivable, net		688,600,000		527,000,000
Other current assets		373,100,000		256,500,000
Total current assets		1,372,100,000		1,152,000,000
Investment in films and television programs, net		1,929,000,000		1,786,700,000
Property and equipment, net		37,300,000		23,800,000
Investments		74,800,000		64,700,000
Intangible assets, net		25,700,000		26,900,000
Goodwill		811,200,000		795,600,000
Other assets		852,900,000		563,000,000
Total assets		5,103,000,000		4,412,700,000
Current liabilities:
Accounts payable		246,700,000		251,100,000
Content related payables		41,400,000		26,600,000
Other accrued liabilities		282,400,000		215,400,000
Participations and residuals		647,800,000		524,400,000
Film related obligations		1,393,100,000		923,700,000
Debt—short term portion		860,300,000		41,400,000
Deferred revenue		170,600,000		126,200,000
Total current liabilities		3,642,300,000		2,108,800,000
Debt		923,000,000		1,202,200,000
Participations and residuals		435,100,000		329,600,000
Film related obligations		544,900,000		1,016,400,000
Other liabilities		452,500,000		120,900,000
Deferred revenue		118,400,000		52,000,000
Deferred tax liabilities		13,700,000		18,100,000
Total liabilities		6,129,900,000		4,848,000,000
Commitments and contingencies
Redeemable noncontrolling interests		123,300,000		343,600,000
Shareholders' deficit:
Parent net investment		(1,249,100,000)		(881,900,000)
Accumulated other comprehensive income		96,700,000		101,500,000
Total shareholders' deficit		(1,152,400,000)		(780,400,000)
Noncontrolling interests		2,200,000		1,500,000
Total equity (deficit)		(1,150,200,000)		(778,900,000)
Total liabilities and shareholders' deficit		5,103,000,000		4,412,700,000
Starz Business [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Current assets:
Due from Starz Business (Note 18)		33,400,000		$ 157,600,000
Common Class A [Member]
Shareholders' deficit:
Common Stock		0	0		0
Common Class B [Member]
Shareholders' deficit:
Common Stock		$ 1,875	$ 1,875		$ 1,875

[1]	Equity linked contract that is classified as a liability given potential for variable share settlement at close of the Business Combination. PIPE reflects common equity in the pro forma, combined company post-close of the Business Combination with StudioCo (Note 10).